Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Colchester Street Trust
Entity Central Index Key	0000356173
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Investments Money Market - Money Market Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Select Class
Trading Symbol	FMYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 135,270,705,349
Holdings Count | shares	247
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 90.8 8-30 4.3 31-60 2.4 61-90 0.9 91-180 2.9 Repurchase Agreements 65.1 Commercial Paper 15.2 Non-Negotiable Time Deposit 11.5 Certificates of Deposit 7.8 U.S. Treasury Obligations 1.7 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.3)%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Institutional Class
Trading Symbol	FRSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 87,593,462,799
Holdings Count | shares	43
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 20.2 8-30 41.5 31-60 20.7 61-90 9.8 91-180 13.5 >180 0.8 U.S. Treasury Obligations 106.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (6.5)%
Fidelity Investments Money Market Treasury Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class III
Trading Symbol	FCSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 69,262,336,441
Holdings Count | shares	137
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 61.8 8-30 16.0 31-60 9.6 61-90 4.8 91-180 8.0 >180 1.4 Repurchase Agreements 51.5 U.S. Treasury Obligations 50.1 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.6)%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class III
Trading Symbol	FETXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 9,532,805,489
Holdings Count | shares	781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,532,805,489
Number of Holdings	781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.2 8-30 2.6 31-60 3.7 61-90 1.9 91-180 4.6 >180 7.0 Variable Rate Demand Notes (VRDNs) 42.8 Tender Option Bond 22.9 Municipal Securities 11.1 Commercial Paper 8.5 Net Other Assets (Liabilities) 14.7 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Investments Money Market Treasury Portfolio - Class IV
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class IV
Trading Symbol	FTVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 69,262,336,441
Holdings Count | shares	137
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 61.8 8-30 16.0 31-60 9.6 61-90 4.8 91-180 8.0 >180 1.4 Repurchase Agreements 51.5 U.S. Treasury Obligations 50.1 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.6)%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Select Class
Trading Symbol	FSXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 9,532,805,489
Holdings Count | shares	781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,532,805,489
Number of Holdings	781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.2 8-30 2.6 31-60 3.7 61-90 1.9 91-180 4.6 >180 7.0 Variable Rate Demand Notes (VRDNs) 42.8 Tender Option Bond 22.9 Municipal Securities 11.1 Commercial Paper 8.5 Net Other Assets (Liabilities) 14.7 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Investments Money Market Treasury Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class II
Trading Symbol	FCEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 69,262,336,441
Holdings Count | shares	137
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 61.8 8-30 16.0 31-60 9.6 61-90 4.8 91-180 8.0 >180 1.4 Repurchase Agreements 51.5 U.S. Treasury Obligations 50.1 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.6)%
Fidelity Investments Money Market Government Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class II
Trading Symbol	FCVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 225,755,117,004
Holdings Count | shares	518
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 70.0 8-30 13.5 31-60 6.3 61-90 3.5 91-180 7.1 >180 1.1 Repurchase Agreements 50.6 U.S. Treasury Obligations 27.4 U.S. Government Agency - Debt 23.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Select Class
Trading Symbol	FTYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 87,593,462,799
Holdings Count | shares	43
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 20.2 8-30 41.5 31-60 20.7 61-90 9.8 91-180 13.5 >180 0.8 U.S. Treasury Obligations 106.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (6.5)%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Institutional Class
Trading Symbol	FRBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 69,262,336,441
Holdings Count | shares	137
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 61.8 8-30 16.0 31-60 9.6 61-90 4.8 91-180 8.0 >180 1.4 Repurchase Agreements 51.5 U.S. Treasury Obligations 50.1 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.6)%
Fidelity Investments Money Market Treasury Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Select Class
Trading Symbol	FTUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 69,262,336,441
Holdings Count | shares	137
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 61.8 8-30 16.0 31-60 9.6 61-90 4.8 91-180 8.0 >180 1.4 Repurchase Agreements 51.5 U.S. Treasury Obligations 50.1 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.6)%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class II
Trading Symbol	FEXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 9,532,805,489
Holdings Count | shares	781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,532,805,489
Number of Holdings	781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.2 8-30 2.6 31-60 3.7 61-90 1.9 91-180 4.6 >180 7.0 Variable Rate Demand Notes (VRDNs) 42.8 Tender Option Bond 22.9 Municipal Securities 11.1 Commercial Paper 8.5 Net Other Assets (Liabilities) 14.7 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Select Class
Trading Symbol	FGEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 225,755,117,004
Holdings Count | shares	518
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 70.0 8-30 13.5 31-60 6.3 61-90 3.5 91-180 7.1 >180 1.1 Repurchase Agreements 50.6 U.S. Treasury Obligations 27.4 U.S. Government Agency - Debt 23.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.5)%
Fidelity Investments Money Market Government Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Institutional Class
Trading Symbol	FRGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 225,755,117,004
Holdings Count | shares	518
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 70.0 8-30 13.5 31-60 6.3 61-90 3.5 91-180 7.1 >180 1.1 Repurchase Agreements 50.6 U.S. Treasury Obligations 27.4 U.S. Government Agency - Debt 23.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class IV
Trading Symbol	FOPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 87,593,462,799
Holdings Count | shares	43
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 20.2 8-30 41.5 31-60 20.7 61-90 9.8 91-180 13.5 >180 0.8 U.S. Treasury Obligations 106.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (6.5)%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class I
Trading Symbol	FTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 9,532,805,489
Holdings Count | shares	781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,532,805,489
Number of Holdings	781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.2 8-30 2.6 31-60 3.7 61-90 1.9 91-180 4.6 >180 7.0 Variable Rate Demand Notes (VRDNs) 42.8 Tender Option Bond 22.9 Municipal Securities 11.1 Commercial Paper 8.5 Net Other Assets (Liabilities) 14.7 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Investments Money Market - Money Market Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class I
Trading Symbol	FMPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 135,270,705,349
Holdings Count | shares	247
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 90.8 8-30 4.3 31-60 2.4 61-90 0.9 91-180 2.9 Repurchase Agreements 65.1 Commercial Paper 15.2 Non-Negotiable Time Deposit 11.5 Certificates of Deposit 7.8 U.S. Treasury Obligations 1.7 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.3)%
Fidelity Investments Money Market - Money Market Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class II
Trading Symbol	FCIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 135,270,705,349
Holdings Count | shares	247
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 90.8 8-30 4.3 31-60 2.4 61-90 0.9 91-180 2.9 Repurchase Agreements 65.1 Commercial Paper 15.2 Non-Negotiable Time Deposit 11.5 Certificates of Deposit 7.8 U.S. Treasury Obligations 1.7 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.3)%
Fidelity Investments Money Market Treasury Only Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class II
Trading Symbol	FOXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 87,593,462,799
Holdings Count | shares	43
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 20.2 8-30 41.5 31-60 20.7 61-90 9.8 91-180 13.5 >180 0.8 U.S. Treasury Obligations 106.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (6.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class III
Trading Symbol	FOIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 87,593,462,799
Holdings Count | shares	43
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 20.2 8-30 41.5 31-60 20.7 61-90 9.8 91-180 13.5 >180 0.8 U.S. Treasury Obligations 106.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (6.5)%
Fidelity Investments Money Market Government Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class I
Trading Symbol	FIGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 225,755,117,004
Holdings Count | shares	518
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 70.0 8-30 13.5 31-60 6.3 61-90 3.5 91-180 7.1 >180 1.1 Repurchase Agreements 50.6 U.S. Treasury Obligations 27.4 U.S. Government Agency - Debt 23.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.5)%
Fidelity Investments Money Market Treasury Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class I
Trading Symbol	FISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 69,262,336,441
Holdings Count | shares	137
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$69,262,336,441
Number of Holdings	137

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 61.8 8-30 16.0 31-60 9.6 61-90 4.8 91-180 8.0 >180 1.4 Repurchase Agreements 51.5 U.S. Treasury Obligations 50.1 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.6)%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Institutional Class
Trading Symbol	FNSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 135,270,705,349
Holdings Count | shares	247
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 90.8 8-30 4.3 31-60 2.4 61-90 0.9 91-180 2.9 Repurchase Agreements 65.1 Commercial Paper 15.2 Non-Negotiable Time Deposit 11.5 Certificates of Deposit 7.8 U.S. Treasury Obligations 1.7 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.3)%
Fidelity Investments Money Market - Money Market Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class III
Trading Symbol	FCOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 135,270,705,349
Holdings Count | shares	247
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$135,270,705,349
Number of Holdings	247

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 90.8 8-30 4.3 31-60 2.4 61-90 0.9 91-180 2.9 Repurchase Agreements 65.1 Commercial Paper 15.2 Non-Negotiable Time Deposit 11.5 Certificates of Deposit 7.8 U.S. Treasury Obligations 1.7 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.3)%
Fidelity Investments Money Market Government Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class III
Trading Symbol	FCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 225,755,117,004
Holdings Count | shares	518
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$225,755,117,004
Number of Holdings	518

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 70.0 8-30 13.5 31-60 6.3 61-90 3.5 91-180 7.1 >180 1.1 Repurchase Agreements 50.6 U.S. Treasury Obligations 27.4 U.S. Government Agency - Debt 23.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (1.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class I
Trading Symbol	FSIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 87,593,462,799
Holdings Count | shares	43
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$87,593,462,799
Number of Holdings	43

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 20.2 8-30 41.5 31-60 20.7 61-90 9.8 91-180 13.5 >180 0.8 U.S. Treasury Obligations 106.5 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (6.5)%